Significant Accounting Policies - Estimated Useful Lives of Property and Equipment (Details)	Dec. 31, 2024
Property Plant And Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Machinery | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, Estimated useful lives	3 years
Machinery | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, Estimated useful lives	10 years
Electronic Equipment | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, Estimated useful lives	3 years
Electronic Equipment | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, Estimated useful lives	10 years
Office Furniture and Equipment | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, Estimated useful lives	3 years
Office Furniture and Equipment | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, Estimated useful lives	5 years
Vehicles
Property Plant And Equipment [Line Items]
Property and equipment, Estimated useful lives	4 years